Computation of EPS (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Schedule of Basic and Diluted EPS
Basic and diluted EPS calculations are presented in the following table:

	Year Ended December 31,
	2016	2015	2014
	(Dollars in millions, except per share data, shares in thousands)
Net income available to common shareholders	$2,259	$1,936	$1,983

Weighted average number of common shares	804,680	748,010	718,140
Effect of dilutive outstanding equity-based awards	10,236	9,755	10,232
Weighted average number of diluted common shares	814,916	757,765	728,372

Basic EPS	$2.81	$2.59	$2.76

Diluted EPS	$2.77	$2.56	$2.72

Anti-dilutive awards	5,609	8,620	14,333